Subsequent Events (Details) $ in Millions, $ in Millions	2 Months Ended	9 Months Ended		12 Months Ended
	Jun. 14, 2023 CAD ($) shares	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Apr. 11, 2023 CAD ($)	Aug. 25, 2022 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Maximum of amount of shares authorized in shelf registration	$ 650.0
Amount of authorized shelf registration already outstanding	409.0
Amount of shelf registration, not yet issued	$ 241.0
Convertible debenture, January 2019
Disclosure of non-adjusting events after reporting period [line items]
Repurchased amount		$ 135.0	$ 99.0	$ 175.7	$ 136.1
Term Loan
Disclosure of non-adjusting events after reporting period [line items]
Reduction in borrowing capacity						$ 9.7
Maximum borrowing capacity						38.1	$ 47.8
Revolver
Disclosure of non-adjusting events after reporting period [line items]
Reduction in borrowing capacity						4.0
Maximum borrowing capacity						$ 12.0	$ 8.0
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued for equity financings (in shares) | shares	2,145,350
At-the-market supplement, gross proceeds	$ 1.4
Debenture Repurchase | Convertible debenture, January 2019
Disclosure of non-adjusting events after reporting period [line items]
Repurchased amount	50.9
Aggregate cash consideration	$ 46.0
Consideration (in shares) | shares	6,354,529
Gross proceeds	$ 4.0